UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Cove Street Capital Small Cap Value Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.4%
Consumer Discretionary - 24.4%
Belmond, Class A *	232,100	$3,086,930
Carrols Restaurant Group *	255,000	3,123,750
Cherokee *	426,270	2,962,577
E.W. Scripps, Class A *	255,700	4,554,017
Eastman Kodak *	111,200	1,011,920
EVINE Live *	1,279,515	1,279,515
Sally Beauty Holdings *	183,100	3,707,775
Select Comfort *	102,300	3,630,627
TEGNA	306,500	4,416,665
Tupperware Brands	51,600	3,623,868
		31,397,644
Energy - 1.4%
Carbon Natural Gas * (a)	27,500	278,438
WPX Energy *	152,700	1,475,082
		1,753,520
Financial Services - 6.2%
Dundee, Class A *	430,400	944,169
Equity Commonwealth - REIT *	95,700	3,024,120
Hallmark Financial Services *	353,449	3,983,370
		7,951,659
Health Care - 2.4%
Halyard Health *	79,800	3,134,544
Materials & Processing - 14.7%
American Vanguard	229,200	3,953,700
Compass Minerals International	64,474	4,210,152
FMC	67,365	4,921,013
UFP Technologies *	102,350	2,896,505
USG *	98,300	2,852,666
		18,834,036
Producer Durables - 18.3%
Actuant, Class A	900	22,140
CSW Industrials *	94,400	3,648,560
GP Strategies *	191,900	5,066,160
Heritage-Crystal Clean *	364,300	5,792,370
Wesco Aircraft Holdings *	705,637	7,656,161
Zebra Technologies, Class A *	13,000	1,306,760
		23,492,151
Technology - 17.0%
Avid Technology *	1,031,557	5,425,990
Great Elm Capital Group *	598,584	2,035,186
GTT Communications *	41,371	1,309,392
Millicom International Cellular	71,699	4,266,090
Novanta *	52,800	1,900,800
ViaSat *	103,400	6,845,080
		21,782,538
Total Common Stocks
(Cost $97,721,261)		108,346,092
	Par
CONVERTIBLE BOND - 0.3%
Technology - 0.3%
Avid Technology
2.00%, 06/15/2020
Total Convertible Bond
(Cost $370,102)	$500,000	369,375

	Shares
SHORT-TERM INVESTMENT - 15.1%
The Government TaxAdvantage Portfolio, Institutional Class, 0.73% ^
(Cost $19,402,726)	19,402,726	19,402,726

Total Investments - 99.8%
(Cost $117,494,089)		128,118,193
Other Assets and Liabilities, Net - 0.2%		319,823
Total Net Assets - 100.0%		$128,438,016

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2017, the fair value of this investment was $278,438 or 0.2% of total net assets.  Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Carbon Natural Gas	27,500	02/2012	$195,250

^	The rate shown is the annualized seven day effective yield as of June 30, 2017.
REIT - Real Estate Invesment Trust

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$108,067,654	$278,438	-	$108,346,092
Convertible Bond	-	369,375	-	369,375
Short-Term Investment	19,402,726	-	-	19,402,726
Total Investments	$127,470,380	$647,813	-	$128,118,193

Transfers between Levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers to/from any Levels.  The Fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cove Street Capital Small Cap Value Fund

Cost of investments	$117,494,089

Gross unrealized appreciation	17,017,747
Gross unrealized depreciation	(6,393,643)
Net unrealized appreciation	$10,624,104

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date                                   08/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date                                   08/28/2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date                                   08/28/2017